BNY Mellon US Mid Cap Core Equity ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.6%
Communication Services — 3.3%
Globalstar, Inc.(a)	8,117	676,795
Liberty Broadband Corp., Cl. A(a)	5,308	180,790
Liberty Broadband Corp., Cl. C(a)	16,343	556,316
Liberty Live Holdings, Inc., Cl. A(a)	4,137	391,857
Liberty Live Holdings, Inc., Cl. C(a)	7,268	716,625
Lumen Technologies, Inc.(a)	158,492	1,011,179
Madison Square Garden Sports Corp.(a)	2,679	1,054,669
Match Group, Inc.	37,230	1,467,234
Millicom International Cellular SA	15,489	1,478,890
News Corp., Cl. A	57,955	1,597,240
News Corp., Cl. B	21,483	671,773
Paramount Skydance Corp., Cl. B(b)	156,161	1,243,042
Pinterest, Inc., Cl. A(a)	84,467	2,028,053
Roku, Inc.(a)	21,826	3,164,988
Sirius XM Holdings, Inc.(b)	34,385	1,018,484
Snap, Inc., Cl. A(a)	183,637	861,257
The New York Times Company, Cl. A(b)	25,196	1,886,928
The Trade Desk, Inc., Cl. A(a)	73,544	1,326,734
		21,332,854
Consumer Discretionary — 9.3%
Aptiv PLC(a)	36,010	2,033,485
Aramark	41,263	2,350,753
Autoliv, Inc.	10,800	1,330,236
AutoNation, Inc.(a)	4,404	935,410
Best Buy Co., Inc.	31,729	2,736,943
Birkenstock Holding PLC(a),(b)	12,201	472,423
BorgWarner, Inc.	34,121	2,174,873
Burlington Stores, Inc.(a)	10,044	3,701,013
CarMax, Inc.(a)	21,449	1,228,170
Cava Group, Inc.(a)	16,958	1,106,170
Chewy, Inc., Cl. A(a),(b)	34,654	783,180
Churchill Downs, Inc.	9,646	813,158
Dick’s Sporting Goods, Inc.	10,680	2,092,319
Dillard’s, Inc., Cl. A	1,168	687,181
Domino’s Pizza, Inc.	5,252	1,824,755
Dutch Bros, Inc., Cl. A(a)	19,180	1,262,619
Five Below, Inc.(a)	9,099	1,975,666
GameStop Corp., Cl. A(a),(b)	65,386	1,420,184
Hasbro, Inc.	21,949	2,061,889
Hyatt Hotels Corp., Cl. A(b)	7,106	1,236,870
Installed Building Products, Inc.	3,737	833,127
Levi Strauss & Co., Cl. A	18,323	449,280
Lithia Motors, Inc.	4,078	1,571,743
LKQ Corp.(b)	35,720	801,914
MGM Resorts International(a)	31,733	1,414,340
Mobileye Global, Inc., Cl. A(a),(b)	20,018	158,943
Mohawk Industries, Inc.(a)	7,750	954,025
Murphy USA, Inc.	2,755	1,674,379

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.6% (continued)
Consumer Discretionary — 9.3% (continued)
Norwegian Cruise Line Holdings Ltd.(a)	70,293	1,302,529
Penske Automotive Group, Inc.	3,405	739,941
Pool Corp.	5,642	1,047,776
Service Corp. International	22,035	1,899,197
SharkNinja, Inc.(a)	14,308	2,314,605
Somnigroup International, Inc.	32,356	2,113,817
Texas Roadhouse, Inc.	10,338	2,123,839
The Gap, Inc.	29,267	587,974
Toll Brothers, Inc.	15,463	2,255,897
Wayfair, Inc., Cl. A(a)	15,825	1,343,542
Wynn Resorts Ltd.(b)	14,456	1,435,625
Yum China Holdings, Inc.	56,175	2,706,511
		59,956,301
Consumer Staples — 4.2%
Albertsons Companies, Inc., Cl. A	58,261	674,662
BJ’s Wholesale Club Holdings, Inc.(a)	20,214	1,976,525
Brown-Forman Corp., Cl. A(b)	11,369	332,202
Brown-Forman Corp., Cl. B(b)	42,579	1,223,295
Celsius Holdings, Inc.(a),(b)	26,743	781,163
Coca-Cola Consolidated, Inc.	8,552	1,606,921
Conagra Brands, Inc.	77,353	1,122,392
Darling Ingredients, Inc.(a)	25,604	1,552,627
Hormel Foods Corp.	48,400	1,210,484
Ingredion, Inc.	9,599	954,716
Maplebear, Inc.(a)	26,344	1,174,942
Molson Coors Beverage Co., Cl. B	24,164	1,004,256
Performance Food Group Co.(a)	26,060	2,981,003
Pilgrim’s Pride Corp.	9,666	264,462
Primo Brands Corp.	40,060	909,362
Smithfield Foods, Inc.	9,674	251,911
Sprouts Farmers Market, Inc.(a),(b)	14,472	1,261,379
The Campbell’s Company(b)	31,021	681,842
The Clorox Company	18,993	1,814,401
The J.M. Smucker Company	16,818	2,005,715
US Foods Holding Corp.(a)	36,627	3,684,310
		27,468,570
Energy — 3.3%
Antero Midstream Corp.	57,187	1,256,398
Antero Resources Corp.(a)	49,273	1,780,726
APA Corp.(b)	54,234	2,024,013
Chord Energy Corp.	9,017	1,265,807
DT Midstream, Inc.	16,407	2,264,166
Hess Midstream LP, Cl. A	23,195	947,052
HF Sinclair Corp.	24,752	2,264,065
Noble Corp. PLC(b)	20,551	871,362
Ovintiv, Inc.	45,415	2,836,621
Permian Resources Corp., Cl. A	119,551	2,547,632
Range Resources Corp.	39,564	1,588,099
Scorpio Tankers, Inc.	7,443	579,512
Viper Energy, Inc., Cl. A	30,691	1,369,126
		21,594,579

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.6% (continued)
Financials — 14.2%
Affiliated Managers Group, Inc.	4,038	1,480,856
AGNC Investment Corp.(b),(c)	189,751	2,022,746
Ally Financial, Inc.	47,132	2,042,230
American Financial Group, Inc.	12,165	1,724,024
Annaly Capital Management, Inc.(c)	120,102	2,728,717
Assurant, Inc.	7,980	2,227,936
Axis Capital Holdings Ltd.	11,616	1,223,397
Blue Owl Capital, Inc.	109,721	1,130,126
BOK Financial Corp.	3,094	437,151
Chime Financial, Inc., Cl. A(a)	34,200	786,258
CNA Financial Corp.(b)	2,275	119,369
Columbia Banking System, Inc.	50,445	1,577,415
Commerce Bancshares, Inc.	20,460	1,212,664
Corebridge Financial, Inc.	46,126	1,438,670
Cullen/Frost Bankers, Inc.	9,039	1,503,547
East West Bancorp, Inc.	22,316	2,923,396
Equitable Holdings, Inc.	44,237	2,107,893
Erie Indemnity Co., Cl. A(b)	3,776	913,943
Evercore, Inc., Cl. A	5,950	1,907,332
FactSet Research Systems, Inc.	5,718	1,504,978
Fidelity National Financial, Inc.	40,494	2,089,085
Figure Technology Solutions, Inc., Cl. A(a)	25,224	628,330
First American Financial Corp.	15,788	1,183,942
First Horizon Corp.	79,308	2,033,457
FirstCash Holdings, Inc.	5,614	1,145,312
Franklin Resources, Inc.	52,843	1,789,264
Freedom Holding Corp.(a),(b)	2,298	347,618
Galaxy Digital, Inc., Cl. A(a),(b)	30,390	638,494
Globe Life, Inc.	12,662	2,307,650
Houlihan Lokey, Inc.	9,410	1,180,861
Invesco Ltd.	54,284	1,606,806
Jack Henry & Associates, Inc.	11,284	1,738,187
Jackson Financial, Inc., Cl. A	11,149	1,363,300
Jefferies Financial Group, Inc.	25,331	1,383,073
Kinsale Capital Group, Inc.	3,379	1,204,343
Klarna Group PLC(a),(b)	37,287	706,216
Lincoln National Corp.	33,171	1,512,929
MarketAxess Holdings, Inc.	5,079	824,322
Morningstar, Inc.	2,944	566,926
Old National Bancorp	55,787	1,486,166
Old Republic International Corp.	39,702	1,715,523
OneMain Holdings, Inc.	20,720	1,296,658
Pinnacle Financial Partners, Inc.	23,578	2,481,113
Popular, Inc.	10,090	1,767,869
Primerica, Inc.	5,412	1,731,624
Prosperity Bancshares, Inc.	17,183	1,286,491
Reinsurance Group of America, Inc.	11,039	2,614,587
RenaissanceRe Holdings Ltd.	6,445	2,062,271
Ryan Specialty Holdings, Inc.(b)	20,572	908,460
SEI Investments Co.	16,003	1,647,989
SouthState Bank Corp.	15,171	1,594,320

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.6% (continued)
Financials — 14.2% (continued)
Starwood Property Trust, Inc.(c)	53,356	852,629
Stifel Financial Corp.	23,481	1,946,810
UMB Financial Corp.	12,298	1,792,188
Unum Group	23,145	1,993,016
UWM Holdings Corp.(b)	69,283	126,095
Virtu Financial, Inc., Cl. A	12,711	746,517
Voya Financial, Inc.	16,072	1,598,039
Webster Financial Corp.	27,218	2,101,774
Western Alliance Bancorp	18,298	1,472,806
Wintrust Financial Corp.	10,641	1,697,665
Zions Bancorp NA	24,853	1,732,254
		91,915,627
Health Care — 12.3%
Align Technology, Inc.(a)	10,766	1,821,177
Arrowhead Pharmaceuticals, Inc.(a)	19,553	1,655,162
Axsome Therapeutics, Inc.(a)	6,280	1,368,977
Baxter International, Inc.(b)	85,342	2,232,547
BioMarin Pharmaceutical, Inc.(a)	29,895	1,794,298
Bio-Rad Laboratories, Inc., Cl. A(a)	2,730	888,560
Bio-Techne Corp.	26,966	1,943,979
Bridgebio Pharma, Inc.(a)	19,458	1,558,391
BrightSpring Health Services, Inc.(a)	20,248	1,209,008
Charles River Laboratories International, Inc.(a)	7,783	1,809,625
Cytokinetics, Inc.(a)	20,179	1,556,406
DaVita, Inc.(a)	5,948	1,428,055
Elanco Animal Health, Inc.(a)	81,222	2,141,824
Encompass Health Corp.	15,377	1,707,923
Exelixis, Inc.(a)	38,444	2,038,685
Globus Medical, Inc., Cl. A(a)	22,533	1,775,375
Guardant Health, Inc.(a)	19,966	3,234,292
Halozyme Therapeutics, Inc.(a)	19,561	1,614,565
HealthEquity, Inc.(a)	12,854	1,293,241
Henry Schein, Inc.(a)	17,140	1,469,755
ImmunityBio, Inc.(a)	62,633	449,079
Ionis Pharmaceuticals, Inc.(a)	26,705	1,382,518
Jazz Pharmaceuticals PLC(a)	9,631	2,435,295
Krystal Biotech, Inc.(a)	3,985	1,359,363
Madrigal Pharmaceuticals, Inc.(a)	2,639	1,233,258
Medpace Holdings, Inc.(a)	3,564	2,056,820
Moderna, Inc.(a)	54,994	3,014,771
Molina Healthcare, Inc.(a)	8,610	1,684,288
Neurocrine Biosciences, Inc.(a)	16,429	2,740,357
Penumbra, Inc.(a),(b)	6,335	2,034,739
Praxis Precision Medicines, Inc.(a)	4,125	1,269,799
Repligen Corp.(a)	9,232	1,301,804
Revolution Medicines, Inc.(a)	30,011	5,627,963
Revvity, Inc.	18,499	2,081,508
Roivant Sciences Ltd.(a)	73,310	2,485,942
Solventum Corp.(a)	23,245	1,986,053
Summit Therapeutics, Inc.(a),(b)	19,071	248,304
Tempus AI, Inc., Cl. A(a),(b)	16,502	723,943

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.6% (continued)
Health Care — 12.3% (continued)
Tenet Healthcare Corp.(a)	14,357	3,657,877
The Ensign Group, Inc.	8,765	1,561,572
Universal Health Services, Inc., Cl. B	7,667	1,291,430
Vaxcyte, Inc.(a)	23,130	1,250,870
Viatris, Inc.	187,532	3,293,062
		79,712,460
Industrials — 22.8%
A.O. Smith Corp.	17,143	1,030,809
AAON, Inc.	10,518	936,733
Acuity, Inc.	5,103	1,675,774
Advanced Drainage Systems, Inc.	10,536	1,459,025
AECOM	19,674	1,424,201
AeroVironment, Inc.(a),(b)	5,196	776,127
AGCO Corp.	9,481	968,579
Allegion PLC	13,533	2,130,094
Allison Transmission Holdings, Inc.	13,588	1,556,370
American Airlines Group, Inc.(a)	102,258	1,561,480
API Group Corp.(a)	59,835	2,374,253
Applied Industrial Technologies, Inc.	6,220	2,147,206
Argan, Inc.	2,126	1,212,734
Armstrong World Industries, Inc.	7,442	1,299,820
ATI, Inc.(a)	21,732	4,073,446
Avis Budget Group, Inc.(a),(b)	3,145	432,249
Booz Allen Hamilton Holding Corp.	19,450	1,356,054
Builders FirstSource, Inc.(a)	16,825	1,117,853
BWX Technologies, Inc.(b)	14,505	2,446,994
C.H. Robinson Worldwide, Inc.	18,858	2,785,892
CACI International, Inc., Cl. A(a)	3,500	1,742,125
Carpenter Technology Corp.	7,943	4,127,659
Clean Harbors, Inc.(a)	8,327	2,605,352
CNH Industrial NV(b)	136,468	1,398,797
Core & Main, Inc., Cl. A(a)	15,801	694,770
Crane Co.	7,696	1,642,788
Donaldson Co., Inc.	19,715	1,857,942
Dycom Industries, Inc.(a)	4,648	1,864,173
Esab Corp.	8,209	710,325
ESCO Technologies, Inc.	4,094	1,290,797
Flowserve Corp.	19,733	1,499,511
Fluor Corp.(a)	24,229	1,215,569
Forgent Power Solutions, Inc., Cl. A(a)	10,071	335,062
Generac Holdings, Inc.(a)	9,499	1,872,348
Genpact Ltd.	21,839	768,078
Graco, Inc.	25,861	2,052,846
Huntington Ingalls Industries, Inc.	6,061	1,978,613
IDEX Corp.	12,506	2,882,008
IES Holdings, Inc.(a),(b)	3,164	2,355,725
ITT, Inc.	13,671	2,679,243
JBT Marel Corp.	7,902	1,094,190
Joby Aviation, Inc.(a),(b)	101,206	723,623
Karman Holdings, Inc.(a),(b)	11,295	543,854
Kirby Corp.(a)	9,087	1,191,669

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.6% (continued)
Industrials — 22.8% (continued)
Knight-Swift Transportation Holdings, Inc.	26,853	1,867,089
Kratos Defense & Security Solutions, Inc.(a)	30,353	1,414,450
Leonardo DRS, Inc.	6,880	316,824
Lincoln Electric Holdings, Inc.	9,053	2,365,639
Loar Holdings, Inc.(a)	5,215	356,967
Masco Corp.	33,832	2,418,311
Midera Food Processing, Inc.(a)	6,952	333,348
Modine Manufacturing Co.(a)	8,030	1,614,512
Moog, Inc., Cl. A	4,811	1,875,568
MSA Safety, Inc.	6,435	1,224,387
Mueller Industries, Inc.	34,236	2,273,613
Nextpower, Inc., Cl. A(a),(b)	22,027	1,979,566
Nordson Corp.	8,824	2,627,611
nVent Electric PLC	26,539	4,082,494
Oshkosh Corp.	10,559	1,503,707
Owens Corning	12,552	1,743,473
Parsons Corp.(a)	6,363	281,308
Paycom Software, Inc.	6,317	1,035,735
Pentair PLC	24,794	1,622,519
Planet Labs PBC(a),(b)	44,484	911,032
Powell Industries, Inc.(b)	4,449	928,417
Primoris Services Corp.	9,499	801,811
QXO, Inc.(a)	199,086	2,647,844
RBC Bearings, Inc.(a)	5,156	2,842,554
Regal Rexnord Corp.	10,894	2,235,776
Ryder System, Inc.	6,368	1,632,883
Saia, Inc.(a)	4,356	1,514,276
Simpson Manufacturing Co., Inc.	7,050	1,323,567
Snap-on, Inc.	8,529	3,500,387
SPX Technologies, Inc.(a)	7,490	1,644,954
StandardAero, Inc.(a)	39,793	1,166,333
Stanley Black & Decker, Inc.	25,999	2,458,985
Sterling Infrastructure, Inc.(a)	4,812	2,871,657
Tetra Tech, Inc.	40,557	1,344,870
Textron, Inc.	29,012	2,473,563
The Middleby Corp.(a)	6,910	923,038
The Toro Company	15,753	1,447,228
TransUnion	32,426	2,549,332
U-Haul Holding Co.(a)	3,036	215,283
U-Haul Holding Co.	16,325	1,021,619
UL Solutions, Inc., Cl. A	12,412	1,137,436
Valmont Industries, Inc.	3,192	1,537,586
Vicor Corp.(a)	3,581	742,592
Watts Water Technologies, Inc., Cl. A	4,718	1,631,437
WESCO International, Inc.	7,036	2,416,796
Zurn Elkay Water Solutions Corp.	22,787	1,150,971
		147,902,108
Information Technology — 14.2%
Advanced Energy Industries, Inc.	5,772	1,671,109
Akamai Technologies, Inc.(a)	23,333	2,687,495
Amkor Technology, Inc.	19,088	951,919

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.6% (continued)
Information Technology — 14.2% (continued)
Applied Digital Corp.(a)	40,891	1,120,005
Applied Optoelectronics, Inc.(a)	11,657	1,099,488
Arrow Electronics, Inc.(a)	8,003	1,733,210
Aurora Innovation, Inc.(a),(b)	206,115	1,329,442
Bentley Systems, Inc., Cl. B(b)	27,892	988,492
BitMine Immersion Technologies, Inc.(b)	74,623	1,289,485
Cirrus Logic, Inc.(a)	8,090	1,046,442
Cognex Corp.	27,814	1,814,585
DigitalOcean Holdings, Inc.(a)	10,576	1,242,680
Docusign, Inc.(a)	30,137	1,652,412
Dolby Laboratories, Inc., Cl. A	9,818	577,397
Dynatrace, Inc.(a)	46,198	2,047,495
EPAM Systems, Inc.(a)	8,263	872,242
F5, Inc.(a)	9,362	3,768,860
Figma, Inc., Cl. A(a)	44,982	1,093,962
FormFactor, Inc.(a)	12,147	1,290,011
Gartner, Inc.(a)	11,770	1,777,505
Gen Digital, Inc.	83,901	2,303,082
GoDaddy, Inc., Cl. A(a)	21,436	1,773,615
Guidewire Software, Inc.(a)	12,521	1,902,441
HubSpot, Inc.(a)	8,535	2,025,868
InterDigital, Inc.(b)	3,900	1,188,818
IonQ, Inc.(a),(b)	58,572	2,134,364
Lattice Semiconductor Corp.(a)	22,168	2,754,817
Littelfuse, Inc.	3,948	1,745,529
MACOM Technology Solutions Holdings, Inc.(a)	10,180	2,559,659
Manhattan Associates, Inc.(a)	9,252	1,770,463
MKS, Inc.	10,088	3,000,676
Nutanix, Inc., Cl. A(a)	38,830	2,291,358
Okta, Inc.(a)	28,453	4,038,334
Onto Innovation, Inc.(a)	8,073	2,087,516
Pegasystems, Inc.(b)	12,999	397,119
Procore Technologies, Inc.(a)	19,411	1,063,140
Qorvo, Inc.(a)	15,780	1,429,195
Rambus, Inc.(a)	17,139	1,560,163
Rubrik, Inc., Cl. A(a)	24,122	1,745,468
SailPoint, Inc.(a),(b)	5,545	92,990
Sanmina Corp.(a)	8,405	1,559,632
Semtech Corp.(a)	14,664	1,727,713
SiTime Corp.(a)	3,564	1,907,453
Skyworks Solutions, Inc.(b)	25,751	1,603,772
TD SYNNEX Corp.	11,734	3,000,384
Terawulf, Inc.(a),(b)	43,480	767,857
TTM Technologies, Inc.(a)	16,398	1,892,985
Twilio, Inc., Cl. A(a)	23,580	4,653,513
Unity Software, Inc.(a)	53,478	1,695,787
Viasat, Inc.(a)	19,227	1,479,133
Viavi Solutions, Inc.(a)	35,048	1,295,024
Zebra Technologies Corp., Cl. A(a)	8,175	2,401,979
		91,904,083

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.6% (continued)
Materials — 5.5%
Albemarle Corp.	19,304	2,270,923
Alcoa Corp.	41,526	1,879,467
AptarGroup, Inc.	9,710	1,300,752
Aura Minerals, Inc.(b)	5,183	282,836
Avery Dennison Corp.	12,589	2,136,731
Axalta Coating Systems Ltd.(a)	34,569	1,237,916
Ball Corp.	41,728	2,708,147
CF Industries Holdings, Inc.	25,159	3,149,655
Coeur Mining, Inc.	164,804	2,457,228
Commercial Metals Co.	19,145	1,315,644
Crown Holdings, Inc.	19,082	2,248,814
Eagle Materials, Inc.	5,462	1,119,382
Eastman Chemical Co.	19,517	1,365,214
Element Solutions, Inc.	35,265	1,295,283
Hecla Mining Co.	103,132	1,456,224
James Hardie Industries PLC(a)	97,309	2,558,254
MP Materials Corp.(a),(b)	22,303	922,675
NewMarket Corp.	1,123	954,730
RPM International, Inc.	19,917	2,132,513
Solstice Advanced Materials, Inc.	26,676	1,605,095
The Mosaic Company	48,718	1,077,642
Westlake Corp.	4,877	343,828
		35,818,953
Real Estate — 8.1%
Agree Realty Corp.(b),(c)	20,316	1,580,585
Alexandria Real Estate Equities, Inc.(c)	24,050	1,237,373
American Healthcare REIT, Inc.(c)	28,979	1,611,232
American Homes 4 Rent, Cl. A(c)	51,236	1,712,307
Brixmor Property Group, Inc.(c)	52,532	1,655,283
BXP, Inc.(c)	22,752	1,595,370
Camden Property Trust(c)	16,015	1,774,622
CareTrust REIT, Inc.(c)	36,414	1,527,203
CubeSmart(c)	35,238	1,460,968
EastGroup Properties, Inc.(c)	8,983	1,877,537
Equity LifeStyle Properties, Inc.(c)	29,191	1,899,458
Federal Realty Investment Trust(c)	13,461	1,670,376
First Industrial Realty Trust, Inc.(c)	22,667	1,492,395
Gaming and Leisure Properties, Inc.(c)	45,977	2,059,310
Healthcare Realty Trust, Inc.(c)	57,624	1,210,680
Healthpeak Properties, Inc.(c)	110,330	2,408,504
Host Hotels & Resorts, Inc.(c)	113,932	2,863,111
Jones Lang LaSalle, Inc.(a)	7,480	2,655,625
Kimco Realty Corp.(c)	110,133	2,806,189
Lamar Advertising Co., Cl. A(c)	14,591	2,333,976
Lineage, Inc.(c)	9,936	420,988
NNN REIT, Inc.(c)	32,700	1,553,904
Omega Healthcare Investors, Inc.(c)	47,253	2,392,419
Regency Centers Corp.(c)	26,946	2,163,494
Rexford Industrial Realty, Inc.(c)	35,080	1,324,972
STAG Industrial, Inc.(c)	33,062	1,264,952
UDR, Inc.(c)	47,764	1,822,674

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.6% (continued)
Real Estate — 8.1% (continued)
WP Carey, Inc.(c)	36,579	2,692,215
Zillow Group, Inc., Cl. A(a)	5,079	176,191
Zillow Group, Inc., Cl. C(a)	30,764	1,047,822
		52,291,735
Utilities — 2.4%
Brookfield Renewable Corp.	21,587	719,926
Clearway Energy, Inc., Cl. C	20,981	665,727
Essential Utilities, Inc.	44,543	1,775,039
IDACORP, Inc.	9,216	1,317,059
National Fuel Gas Co.	14,206	1,169,296
OGE Energy Corp.	33,482	1,585,373
Oklo, Inc.(a),(b)	24,128	936,890
Pinnacle West Capital Corp.	20,416	2,061,812
Talen Energy Corp.(a)	7,455	2,490,715
The AES Corp.	108,003	1,585,484
UGI Corp.	32,926	1,189,287
		15,496,608
Total Equity Securities - Common Stocks (cost $579,039,967)		645,393,878

	1-Day Yield (%)
Investment Companies — .3%
Registered Investment Companies — .3%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(d) (cost $1,999,326)	3.64	1,999,326	1,999,326
Investment of Cash Collateral for Securities Loaned — 1.0%
Registered Investment Companies — 1.0%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(d) (cost $6,482,501)	3.64	6,482,501	6,482,501
Total Investments (cost $587,521,794)		100.9%	653,875,705
Liabilities, Less Cash and Receivables		(.9%)	(6,051,648)
Net Assets		100.0%	647,824,057

REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At July 31, 2026, the value of the fund’s securities on loan was $42,219,563 and the value of the collateral was
$42,991,022, consisting of cash collateral of $6,482,501 and U.S. Government & Agency securities valued at $36,508,521.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in real estate investment trust within the United States.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Long
Micro E-mini S&P MidCap 400	6	9/18/2026	2,325,841	2,263,740	(62,101)
Gross Unrealized Depreciation					(62,101)
See notes to schedule of investments.

Schedule of Investments
BNY Mellon US Mid Cap Core Equity ETF
July 31, 2026 (Unaudited)
The following is a summary of the inputs used as of July 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total

Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	645,393,878	—	—	645,393,878
Investment Companies	8,481,827	—	—	8,481,827
	653,875,705	—	—	653,875,705
Liabilities ($)
Other Financial Instruments:
Futures††	(62,101)	—	—	(62,101)
	(62,101)	—	—	(62,101)

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
BNY Mellon ETF Trust’s (the “Trust”) Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight.
The fund’s equity investments, including shares of REITs and ETFs, if any, (but not including investments in other open-end registered investment companies), generally are valued at the last sales price on the day of valuation of the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported NAVs each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations are not readily available or are determined not to reflect fair value accurately, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by the valuation designee using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Futures contracts will be valued at the most recent settlement price and are generally categorized within Level 1 of the fair value hierarchy.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2026 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including , as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at July 31, 2026 are set forth in the fund’s Schedule of Investments.
At July 31, 2026, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $66,291,810, consisting of $97,008,731 gross unrealized appreciation and $30,716,921 gross unrealized depreciation.
At July 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.